J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 14, 2023

to the current Summary Prospectuses and Prospectus

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2023	Executive Director
Qiwei Zhu	2023	Executive Director
Alvaro Quiros	2023	Vice President
Supreet Khandate	2023	Vice President

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2023	Executive Director
Qiwei Zhu	2023	Executive Director
Alvaro Quiros	2023	Vice President
Supreet Khandate	2023	Vice President

SUP-BBGOVETF-723

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2023	Executive Director
Qiwei Zhu	2023	Executive Director
Alvaro Quiros	2023	Vice President
Supreet Khandate	2023	Vice President

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2023	Executive Director
Qiwei Zhu	2023	Executive Director
Alvaro Quiros	2023	Vice President
Supreet Khandate	2023	Vice President

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF and BetaBuilders U.S. TIPS 0-5 Year ETF” section of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF and BetaBuilders U.S. TIPS 0-5 Year ETF

The portfolio management team utilizes a team-based approach, and each Fund’s portfolio management team is comprised of Eric Isenberg, Naveen Kumar, Qiwei Zhu, Alvaro Quiros and Supreet Khandate. The team is responsible for managing each Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Isenberg is the lead portfolio manager for each Fund. Mr. Isenberg, a Managing Director of JPMIM, is the Head of Fixed Income Portfolio Management for Quantitative Beta Strategies. In this role, Mr. Isenberg is responsible for portfolio management of all of J.P. Morgan Asset Management Holdings Inc. passive fixed income funds, including index replication and smart beta fixed income funds. Prior to joining the firm in 2016, Mr. Isenberg worked at VanEck beginning in 2015, where he was a Fixed Income Portfolio Manager for all of the VanEck Vectors Fixed Income ETFs, including the municipal, international and high yield funds and worked at Credit Suisse from 2003 until 2015 in various roles, including Head of Fixed Income Index Products and Head of Bond Index Products. Mr. Isenberg graduated from Binghamton University in 2001 with a Bachelor of Science in computer science and economics

Mr. Kumar, an Executive Director of JPMIM, has been a portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Kumar holds a Bachelor of Arts in Economics from Northwestern University.

Mr. Zhu is a member of the Global Fixed Income, Currency & Commodities (GFICC) group and a quantitative analyst responsible for developing systematic alpha strategies, scorecards, indicators, and risk models in fixed income, currencies, commodities, and related derivatives. Prior to joining the firm in 2012, Mr. Zhu was a technology associate at Morgan Stanley Investment Management working on performance, attribution and risk.

Mr. Quiros, a Vice President of JPMIM, is a portfolio manager in the GFICC Quantitative Solutions group, based in London. An employee since 2018, he previously worked in the International ETF Product team within Asset Management Solutions. Prior to joining the firm, he was part of the ETF and Index team within the Systematic Investment Solutions group at DWS. Mr. Quiros holds a Bachelor of Science in Economics and Statistics from University College London and an Master of Philosophy in Economics from the University of Cambridge.

Mr. Khandate, a Vice President of JPMIM, is a member of the GFICC group. Mr. Khandate is a research analyst in the Quantitative Solutions group and is responsible for quantitative research and portfolio management of systematic fixed income funds, including index-tracking and strategic beta fixed income funds. Prior to joining the firm in 2023, he worked in the Fundamental Fixed Income Portfolio Management group at BlackRock from 2011 until 2022. Mr. Khandate graduated from Columbia University in 2010 with a Master of Science in Operations Research.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE